RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF TABLE SETS FORTH THE MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH THE GROUP

The table below sets forth the major related parties and their relationships with the Group as of March 31, 2024 and December 31, 2024:

Name of related parties	Relationship with the Group

Joy Capital	Preferred shareholder before March 27, 2024 and non-controlling shareholder since March 27, 2024
NIO Capital	Preferred shareholder before March 27, 2024 and Principal Shareholder since March 27, 2024
Pintu Beijing	Significantly influenced by Principal Shareholder
Lightwind Global Limited (“Lightwind”)	Significantly influenced by Principal Shareholder
Xin Gao Group Limited	Non-controlling shareholder, controlled by Mr. Kun Dai, chairman and chief executive officer of the Company
Mr. Kun Dai (i)	Chairman and chief executive officer of the Company

(i)	On February 22, 2024, the Company entered into a one-year loan agreement with Mr. Kun Dai, pursuant to which the Company borrowed RMB7.0 million from Mr. Kun Dai at an annual interest rate of 6%. As of December 31, 2024, the remaining balance of the loan is RMB1.0 million, and it is recorded as “Short-term borrowing from related party” in the Consolidated Balance Sheets.